Business segment information (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2011	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011	May 25, 2011 Predecessor Registrant	Dec. 31, 2011 Satellite services	Dec. 31, 2013 Satellite services	Dec. 31, 2012 Satellite services	May 25, 2011 Satellite services Predecessor Registrant	Dec. 31, 2011 Programming distribution services	Dec. 31, 2013 Programming distribution services	Dec. 31, 2012 Programming distribution services	May 25, 2011 Programming distribution services Predecessor Registrant	Dec. 31, 2011 Operating segments	Dec. 31, 2013 Operating segments	Dec. 31, 2012 Operating segments	May 25, 2011 Operating segments Predecessor Registrant	Dec. 31, 2011 Operating segments Satellite services	Dec. 31, 2013 Operating segments Satellite services	Dec. 31, 2012 Operating segments Satellite services	May 25, 2011 Operating segments Satellite services Predecessor Registrant	Dec. 31, 2011 Operating segments Programming distribution services	Dec. 31, 2013 Operating segments Programming distribution services	Dec. 31, 2012 Operating segments Programming distribution services	May 25, 2011 Operating segments Programming distribution services Predecessor Registrant	Dec. 31, 2011 Eliminations upon consolidation	Dec. 31, 2013 Eliminations upon consolidation	Dec. 31, 2012 Eliminations upon consolidation	May 25, 2011 Eliminations upon consolidation Predecessor Registrant	Dec. 31, 2011 Eliminations upon consolidation Satellite services	Dec. 31, 2013 Eliminations upon consolidation Satellite services	Dec. 31, 2012 Eliminations upon consolidation Satellite services	May 25, 2011 Eliminations upon consolidation Satellite services Predecessor Registrant	Dec. 31, 2011 Eliminations upon consolidation Programming distribution services	Dec. 31, 2013 Eliminations upon consolidation Programming distribution services	Dec. 31, 2012 Eliminations upon consolidation Programming distribution services	May 25, 2011 Eliminations upon consolidation Programming distribution services Predecessor Registrant	May 25, 2011 Eliminations upon consolidation Predecessor Registrant
Business segment information
Number of reportable segments		2	3
Business segment information
Operating revenues	$ 70,321	$ 132,856	$ 133,173		$ 50,674	$ 62,758	$ 120,064	$ 118,669	$ 45,888	$ 7,563	$ 12,792	$ 14,504	$ 4,786	$ 71,081	$ 135,050	$ 134,862	$ 51,378	$ 63,505	$ 122,258	$ 120,358	$ 46,577	$ 7,576	$ 12,792	$ 14,504	$ 4,801	$ (760)	$ (2,194)	$ (1,689)	$ (704)	$ (747)	$ (2,194)	$ (1,689)	$ (689)	$ (13)			$ (15)
Cost and expenses	22,222	104,080	38,644		12,509	17,000	93,896	28,407	9,706	5,222	10,184	10,237	2,803	31,867	121,934	54,443	25,957	25,627	109,478	42,031	22,209	6,240	12,456	12,412	3,748	(9,645)	(17,854)	(15,799)	(13,448)	(8,627)	(15,582)	(13,624)	(12,503)	(1,018)	(2,272)	(2,175)	(945)
Depreciation and amortization	45,824	59,253	64,130		16,682	45,110	58,459	63,237	16,682	714	794	893	167																									(167)
Reorganization expenses					28,766				28,766
Operating (loss) income	2,275	(30,477)	30,399		(7,283)	648	(32,291)	27,025	(9,266)	1,627	1,814	3,374	1,816																									167
Interest expense	(8,983)	(30,728)	(4,430)		(19,494)
Interest income	182	194	197		69
Foreign exchange gain (loss) - net	(550)	51	111		127
(Loss) income from continuing operations before income tax	(7,076)	(60,960)	26,277		(26,581)
Income tax (benefit) expenses	11,400	(66,050)	(14,493)	14,010	2,610
Discontinued operations	(381)	(7,093)	549		431
Net income (loss)	(18,857)	(2,003)	41,319		(28,760)
Capital expenditures (includes paid and not yet paid)	155,657	149,674	148,858		78,579	155,470	149,672	148,846	78,510	187	2	12	69
Total assets	$ 665,329	$ 821,885	$ 746,093	$ 665,329	$ 794,372	$ 660,867	$ 816,253	$ 740,719	$ 797,586	$ 7,028	$ 7,091	$ 7,216	$ 12,785													$ (2,566)	$ (1,459)	$ (1,842)	$ (15,999)